Securities - Summary of Interest, Dividend and Fee Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,887	$ 1,306	$ 812
Financial assets at fair value through profit or loss [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	34	16
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	1,585	1,118
Financial assets at amortised cost, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 268	$ 172
Financial assets available-for-sale, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total			662
Held-to-maturity investments, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total			$ 150